Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2017-1 Owner Trust
Collection Period: April 1, 2017 through April 30, 2017

Deal Age	2	Record Date: 05/15/2017
Actual/360 Days	31	Determination Date: 05/16/2017
30/360 Days	30	Payment Date: 05/22/2017

ORIGINAL DEAL PARAMETERS

	Dollar Amount	Number of Receivables
Total Portfolio Balance	$1,282,051,282.20	79,235

	Accrual Basis	Dollar Amount	% of Pool	Interest Rate	Final Scheduled Maturity Date
Class A-1 Notes	Actual/360	$225,000,000.00	17.55%	1.050%	December 21, 2017
Class A-2 Notes	30/360	$468,000,000.00	36.50%	1.420%	July 22, 2019
Class A-3 Notes	30/360	$467,000,000.00	36.43%	1.720%	July 21, 2021
Class A-4 Notes	30/360	$90,000,000.00	7.02%	2.050%	June 21, 2023
Certificates	30/360	$32,051,282.20	2.50%	0.000%
Total Securities Balance		$1,282,051,282.20
Total Note Balance		$1,250,000,000.00

Reserve Account Initial Deposit		$3,205,128.21
Yield Supplement Account Deposit		$69,838,046.27

COLLECTIONS

Interest Collections
Simple Interest Collections	$2,332,661.84
Repurchased Receivables Related to Interest	$0.00
Interest Advance for simple Interest - Net *	$0.00
Total Interest Collections	$2,332,661.84

* Advances are reimbursed (including non-recoverable advances of $0,000.00):
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances).

Principal Collections
Principal Collections	$30,757,666.26
Prepayments in Full	$10,301,939.92
Liquidation Proceeds	$74,313.10
Repurchased Receivables Related to Principal	$0.00
Recoveries from Prior Month Charge Offs	$0.00
Total Principal Collections	$41,133,919.28

Total Interest and Principal Collections	$43,466,581.12
Yield Supplement Deposit	$3,313,306.97
Collection Account Investment Earnings	$0.00

Total Available Amount	$46,779,888.09

Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2017-1 Owner Trust
Collection Period: April 1, 2017 through April 30, 2017

Deal Age	2	Record Date: 05/15/2017
Actual/360 Days	31	Determination Date: 05/16/2017
30/360 Days	30	Payment Date: 05/22/2017

DISTRIBUTIONS

Note Percentage	100.00%
Certificate Percentage	0.00%	Amount Due	Amount Paid	Shortfall
Total Servicing Fee	1.00%	$1,028,947.36	$1,028,947.36	$0.00
Trustee Fees		$0.00	$0.00	$0.00
Asset Representations Reviewer Fees (Accrued & Unpaid)			$0.00

Interest - Class A-1 Notes		$160,657.36	$160,657.36	$0.00
Interest - Class A-2 Notes		$553,800.00	$553,800.00	$0.00
Interest - Class A-3 Notes		$669,366.67	$669,366.67	$0.00
Interest - Class A-4 Notes		$153,750.00	$153,750.00	$0.00
Total Monthly Interest		$1,537,574.03	$1,537,574.03	$0.00

Principal - Class A-1 Notes		$41,164,684.67	$41,164,684.67	$0.00
Principal - Class A-2 Notes		$0.00	$0.00	$0.00
Principal - Class A-3 Notes		$0.00	$0.00	$0.00
Principal - Class A-4 Notes		$0.00	$0.00	$0.00
Total Monthly Principal		$41,164,684.67	$41,164,684.67	$0.00

Interest - Certificates		$0.00	$0.00	$0.00
Principal - Certificates		$0.00	$0.00	$0.00

	Available to Deposit	Reserve Deposit	Reserve Draw	Excess Released	Released to Seller
Reserve Account Deposit	$3,048,682.03	$0.00	$0.00	$0.00	$3,048,682.03

Noteholder/Certificateholder Distributions (Per $1000 of Original Principal Amount)	Fee	Interest	Interest Shortfall	Principal	Principal Shortfall	Amount Distributed
Servicing Fee	$0.80					$1,028,947.36
Trustee Fees						$41,325,342.03
Asset Representation Reviewer Fees						$0.00
Class A-1 Notes		$0.71	$0.00	$182.95	$0.00	$41,325,342.03
Class A-2 Notes		$1.18	$0.00	$0.00	$0.00	$553,800.00
Class A-3 Notes		$1.43	$0.00	$0.00	$0.00	$669,366.67
Class A-4 Notes		$1.71	$0.00	$0.00	$0.00	$153,750.00
Certificates		$0.00	$0.00	$0.00	$0.00	$0.00

Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2017-1 Owner Trust
Collection Period: April 1, 2017 through April 30, 2017

Deal Age	2	Record Date: 05/15/2017
Actual/360 Days	31	Determination Date: 05/16/2017
30/360 Days	30	Payment Date: 05/22/2017

POOL DATA

	Proceeding Month
	Carryover Shortfall		Beginning of Period		End of Period
	Interest	Principal	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	$0.00	$177,685,554.92	0.7897136	$136,520,870.25	0.6067594
Class A-2 Notes	$0.00	$0.00	$468,000,000.00	1.0000000	$468,000,000.00	1.0000000
Class A-3 Notes	$0.00	$0.00	$467,000,000.00	1.0000000	$467,000,000.00	1.0000000
Class A-4 Notes	$0.00	$0.00	$90,000,000.00	1.0000000	$90,000,000.00	1.0000000
Certificates	$0.00	$0.00	$32,051,282.20	1.0000000	$32,051,282.20	1.0000000
Total Securities			$1,234,736,837.12	0.9630947	$1,193,572,152.45	0.9309863
Total Notes			$1,202,685,554.92	0.9621484	$1,161,520,870.25	0.9292167

Portfolio Information	Original	Prior Month	Current Month
Weighted Average Coupon (WAC)	2.33%	2.33%	2.33%
Weighted Average Remaining Maturity (WAM)	47.59	46.63	45.88
Weighted Average Original Maturity (WAOM)	60.89
Remaining Number of Receivables	79,235	78,276	77,420
Portfolio Receivable Balance	$1,282,051,282.20	$1,234,736,837.12	$1,193,572,152.45

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Account Activity	Amount
Gross Principal Balance on Liquidated Receivables	$105,078.49
Liquidation Proceeds	$74,313.10
Recoveries on Previously Defaulted Contracts	$0.00
Aggregate New Losses for Collection Period	$30,765.39
Net Loss Rate for Collection Period's Average Balance (annualized)	0.03%
Cumulative New Losses for all Periods	$30,765.39

Delinquent Receivables	# Units	% Unit	Dollar Amount	% Dollar
31-60 Days Delinquent	102	0.13%	$1,943,112.91	0.16%
61-90 Days Delinquent	16	0.02%	$282,350.34	0.02%
91-120 Days Delinquent	0	0.00%	$0.00	0.00%
121 Days or More Delinquent	0	0.00%	$0.00	0.00%

Repossession Activity	# Units	% Unit	Dollar Amount	% Dollar
Vehicles Repossessed During Collection Period	6	0.01%	$144,437.58	0.01%
Total Accumulated Repossessed Vehicles in Inventory	12	0.02%	$306,511.12	0.03%

Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2017-1 Owner Trust
Collection Period: April 1, 2017 through April 30, 2017

Deal Age	2	Record Date: 05/15/2017
Actual/360 Days	31	Determination Date: 05/16/2017
30/360 Days	30	Payment Date: 05/22/2017

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Ratios
Ratio of Net Losses to the Pool Balance as of Each Collection Period
Third Preceding Collection Period	0.00%
Second Preceding Collection Period	0.00%
Preceding Collection Period	0.00%
Current Collection Period	0.03%
Four Month Average	0.02%
Ratio of Number of Contracts Delinquent 61 Days or More to the Outstanding Number of Receivables (includes repossessions in inventory)
Second Preceding Collection Period	0.00%
Preceding Collection Period	0.01%
Current Collection Period	0.04%
Three Month Average	0.02%

Delinquency Trigger	4.80%	Delinquency Percentage exceeds Delinquency Trigger:	No
Delinquency Percentage -	0.02%
Receivables that are 61 days or more delinquent as a percentage of Current Outstanding Balance of Receivables

LOSS AND CUMULATIVE LOSS INFORMATION

	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Amount	Units
Gross Principal on Defaulted Receivables	3	$105,078.49	3	$105,078.49
Liquidation Proceeds and Recoveries on Defaulted Receivables	3	$74,313.10	3	$74,313.10
Net Loss Amount	3	$30,765.39	3	$30,765.39
Net Loss % of Average Portfolio Balance (Annualized)		0.03%
Cumulative Net Loss % of Initial Balance				0.00%
Average Net Loss of Assets Experiencing a Loss				$10,255.13

CREDIT ENHANCEMENT

Reconciliation of Reserve Account		Reconciliation of Yield Supplement Account
Beginning Reserve Account Balance	$3,205,128.21	Beginning Yield Supplement Account Balance	$65,468,664.35
Investment Earnings	$1,420.99	Investment Earnings	$30,241.49
Excess Interest Deposited into the Reserve Account	$0.00	Additional Yield Supplement Amounts	$0.00
Investment Withdrawal to Seller	$(1,420.99)	Yield Supplement Deposit Amount	$3,313,306.97
Release of Reserve to Collection Account	$0.00	Investment Earnings Withdraw	$0.00
Release of Reserve to Seller	$0.00	Release of Yield Supplement Account Balance to Seller	$0.00
Ending Reserve Account Balance	$3,205,128.21	Ending Yield Supplement Account Balance	$62,185,598.87

Reserve Account Required Amount	$3,205,128.21

Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2017-1 Owner Trust
Collection Period: April 1, 2017 through April 30, 2017

Deal Age	2	Record Date: 05/15/2017
Actual/360 Days	31	Determination Date: 05/16/2017
30/360 Days	30	Payment Date: 05/22/2017

REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Is there any activity to report?	No

STATEMENT TO NOTEHOLDERS

Has there been a material change in practices with respect to charge-offs, collection and management of delinquent receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

No

Have there been any material modifications, extensions or waivers to receivables terms, fees, penalties or payments during the collection period?	No

Have there been any material breaches of representations, warranties or covenants contained in the receivables?	No

Has there been an issuance of notes or other securities backed by the receivables?	No

Has there been a material change in the underwriting, origination or acquisition of receivables?	No

SERVICER CERTIFICATION

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul C. Honda
Paul C. Honda
Vice President-Finance & Administration and Assistant Secretary